Note 2 - Securities (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018
Notes Tables
Marketable Securities [Table Text Block]
Available –for-Sale	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
March 31, 2019
Obligations of U.S. government-sponsored entities and agencies	$18,315	$124	$(122)	$18,317
Obligations of state and political subdivisions	56,583	988	(183)	57,388
U.S. Government-sponsored mortgage-backed securities–residential	58,950	296	(867)	58,379
U.S. Government-sponsored mortgage-backed securities– commercial	1,781	—	(50)	1,731
U.S. Government-sponsored collateralized mortgage obligations– residential	5,813	75	(51)	5,837
Total available-for-sale securities	$141,442	$1,483	$(1,273)	$141,652
Held-to-Maturity	Amortized Cost	Gross Unrecognized Gains	Gross Unrecognized Losses	Fair Value
March 31, 2019
Obligations of state and political subdivisions	$3,824	$37	$—	$3,861
Total held-to-maturity securities	$3,824	$37	$—	$3,861
Available–for-Sale	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
June 30, 2018
Obligations of U.S. government-sponsored entities and agencies	$16,488	$6	$(372)	$16,122
Obligations of state and political subdivisions	56,964	339	(713)	56,590
U.S. Government-sponsored mortgage-backed securities – residential	65,062	6	(1,660)	63,408
U.S. Government-sponsored mortgage-backed securities – commercial	1,432	—	(17)	1,415
U.S. Government-sponsored collateralized mortgage obligations - residential	5,973	9	(216)	5,766
Pooled trust preferred security	178	549	—	727
Total available-for-sale securities	$146,097	$909	$(2,978)	$144,028
Held-to-Maturity	Amortized Cost	Gross Unrecognized Gains	Gross Unrecognized Losses	Fair Value
June 30, 2018
Obligations of state and political subdivisions	$4,024	$24	$—	$4,048
Total held-to-maturity securities	$4,024	$24	$—	$4,048

Available-for-sale	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
June 30, 2018
Obligations of U.S. government-sponsored entities and agencies	$16,488	$6	$(372)	$16,122
Obligations of state and political subdivisions	56,964	339	(713)	56,590
U.S. Government-sponsored mortgage-backed securities - residential	65,062	6	(1,660)	63,408
U.S. Government-sponsored mortgage-backed securities - commercial	1,432	—	(17)	1,415
U.S. Government-sponsored collateralized mortgage obligations - residential	5,973	9	(216)	5,766
Pooled trust preferred security	178	549	—	727
Total available-for-sale securities	$146,097	$909	$(2,978)	$144,028
Held-to-maturity	Amortized Cost	Gross Unrecognized Gains	Gross Unrecognized Losses	Fair Value
June 30, 2018
Obligations of state and political subdivisions	$4,024	$24	$—	$4,048
Total held-to-maturity securities	$4,024	$24	$—	$4,048
Available-for-sale	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
June 30, 2017
Obligations of U.S. government-sponsored entities and agencies	$12,571	$90	$(74)	$12,587
Obligations of state and political subdivisions	56,824	890	(254)	57,460
U.S. Government-sponsored mortgage-backed securities - residential	64,092	184	(438)	63,838
U.S. Government-sponsored mortgage-backed securities - commercial	1,459	—	(1)	1,458
U.S. Government-sponsored collateralized mortgage obligations - residential	6,310	1	(100)	6,211
Pooled trust preferred security	155	377	—	532
Total available-for-sale securities	$141,411	$1,542	$(867)	$142,086
Held-to-maturity	Amortized Cost	Gross Unrecognized Gains	Gross Unrecognized Losses	Fair Value
June 30, 2017
Obligations of state and political subdivisions	$4,259	$73	$(3)	$4,329
Total held-to-maturity securities	$4,259	$73	$(3)	$4,329

Schedule of Realized Gain (Loss) [Table Text Block]
	Three Months Ended March 31,		Nine Months Ended March 31,
	2019	2018	2019	2018
Proceeds from sales	$2,772	$1,058	$7,670	$2,644
Gross realized gains	12	1	606	40
Gross realized losses	11	6	45	7

	2018	2017
Proceeds from sales and calls	$2,644	$14,255
Gross realized gains	40	213
Gross realized losses	7	4

Investments Classified by Contractual Maturity Date [Table Text Block]
Available-for-Sale	Amortized Cost	Estimated Fair Value
Due in one year or less	$3,591	$3,597
Due after one year through five years	18,177	18,290
Due after five years through ten years	25,489	25,708
Due after ten years	27,641	28,110
Total	74,898	75,705

U.S. Government-sponsored mortgage-backed and related securities	66,544	65,947
Total available-for-sale securities	$141,442	$141,652

Held-to-Maturity

Due after five years through ten years	489	501
Due after ten years	3,335	3,360
Total held-to-maturity securities	$3,824	$3,861

Available-for-sale	Amortized Cost	Fair Value
Due in one year or less	$3,087	$3,097
Due after one year through five years	20,787	20,645
Due after five years through ten years	27,462	27,235
Due after ten years	22,115	21,735
Total	73,451	72,712
U.S. Government-sponsored mortgage-backed and related securities	72,468	70,589
Pooled trust preferred security	178	727
Total	$146,097	$144,028
Held-to-maturity	Amortized Cost	Fair Value
Due after five years through ten years	$527	$527
Due after ten years	3,497	3,521
Total	$4,024	$4,048

Schedule of Unrealized Loss on Investments [Table Text Block]
	Less than 12 Months		12 Months or more		Total
Available-for-sale	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
March 31, 2019
Obligations of US government-sponsored entities and agencies	$—	$—	$11,897	$(122)	$11,897	$(122)
Obligations of states and political subdivisions	—	—	12,850	(183)	12,850	(183)
Mortgage-backed securities – residential	859	(3)	40,422	(864)	41,281	(867)
Mortgage-backed securities – commercial	—	—	1,731	(50)	1,731	(50)
Collateralized mortgage obligations – residential	—	—	2,542	(51)	2,542	(51)
Total temporarily impaired	$859	$(3)	$69,442	$(1,270)	$70,301	$(1,273)
	Less than 12 Months		12 Months or more		Total
Available-for-sale	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
June 30, 2018
Obligations of US government-sponsored entities and agencies	$12,400	$(224)	$2,747	$(148)	$15,147	$(372)
Obligations of states and political subdivisions	26,775	(369)	7,975	(344)	34,750	(713)
Mortgage-backed securities – residential	31,038	(581)	29,716	(1,079)	60,754	(1,660)
Mortgage-backed securities – commercial	1,415	(17)	—	—	1,415	(17)
Collateralized mortgage obligation – residential	—	—	4,821	(216)	4,821	(216)
Total temporarily impaired	$71,628	$(1,191)	$45,259	$(1,787)	$116,887	$(2,978)

	Less than 12 Months		12 Months or more		Total
Available-for-sale	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
June 30, 2018
Obligations of U.S. government-sponsored entities and agencies	$12,400	$(224)	$2,747	$(148)	$15,147	$(372)
Obligations of states and political subdivisions	26,775	(369)	7,975	(344)	34,750	(713)
Mortgage-backed securities - residential	31,038	(581)	29,716	(1,079)	60,754	(1,660)
Mortgage-backed securities - commercial	1,415	(17)	—	—	1,415	(17)
Collateralized mortgage obligations - residential	—	—	4,821	(216)	4,821	(216)
Total temporarily impaired	$71,628	$(1,191)	$45,259	$(1,787)	$116,887	$(2,978)
	Less than 12 Months		12 Months or more		Total
Available-for-sale	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss

June 30, 2017
Obligations of U.S. government-sponsored entities and agencies	$4,336	$(74)	$—	$—	$4,336	$(74)
Obligations of states and political subdivisions	13,881	(241)	834	(13)	14,715	(254)
Mortgage-backed securities - residential	42,071	(391)	2,805	(47)	44,876	(438)
Mortgage-backed securities - commercial	1,458	(1)	—	—	1,458	(1)
Collateralized mortgage obligations - residential	5,417	(88)	654	(12)	6,071	(100)
Total temporarily impaired	$67,163	$(795)	$4,293	$(72)	$71,456	$(867)
	Less than 12 Months		12 Months or more		Total
Held-to-Maturity	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
June 30, 2017
Obligations of states and political subdivisions	$933	$(3)	$—	$—	$933	$(3)
Total temporarily impaired	$933	$(3)	$—	$—	$933	$(3)